Segments (Tables)	12 Months Ended
Jan. 31, 2017
Segment Reporting Information, Profit (Loss) [Abstract]
Segment reporting information
Information for the Company's segments, as well as for Corporate and support, including the reconciliation to income from continuing operations before income taxes, is provided in the following table:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Corporate and support	Consolidated
Fiscal Year Ended January 31, 2017
Net sales	$307,833	$116,119	$57,365	$—	$481,317
Operating income (loss)	17,745	5,758	1,671	(2,410)	22,764
Interest expense, net					(2,267)
Income from continuing operations before income taxes					$20,497
Total assets	$104,262	$74,508	$14,125	$5,930	$198,825
Depreciation and amortization	3,298	2,629	487	3,666	10,080
Capital expenditures	6,090	2,697	639	1,193	10,619

Fiscal Year Ended January 31, 2016
Net sales	$298,378	$123,408	$56,828	$—	$478,614
Operating income (loss)	19,087	5,346	1,820	(2,148)	24,105
Interest expense, net					(2,467)
Income from continuing operations before income taxes					$21,638
Total assets	$103,109	$73,720	$13,998	$8,754	$199,581
Depreciation and amortization	2,800	2,549	472	3,633	9,454
Capital expenditures	6,728	2,930	695	1,124	11,477

Fiscal Year Ended January 31, 2015
Net sales	$288,049	$136,160	$58,020	$—	$482,229
Operating income (loss)	21,336	6,171	1,976	(2,336)	27,147
Interest expense, net					(2,348)
Income from continuing operations before income taxes					$24,799
Total assets	$101,381	$80,505	$13,995	$7,609	$203,490
Depreciation and amortization	2,665	2,665	473	3,370	9,173
Capital expenditures	6,286	3,936	753	1,199	12,174

Segment revenues and long-lived assets
Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2017, 2016 and 2015, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2017	2016	2015
Total revenues
U.S. operations	$367,784	$357,559	$348,227
Non-U.S. operations	118,089	124,571	137,424
Total revenues	$485,873	$482,130	$485,651

Long-lived assets
U.S. operations	$82,746	$82,475	$80,879
Non-U.S. operations	31,432	34,041	35,776
Total long-lived assets	$114,178	$116,516	$116,655